Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (952)	¥ (195)
Pension liability adjustments, pre-tax	¥ (952)	¥ (195)